Dividends	12 Months Ended
Dec. 31, 2022
Disclosure Of Dividends Text Block Abstract
DIVIDENDS	NOTE 9. DIVIDENDS No dividends were declared and paid during the financial year ended December 31, 2022 (2021: Nil).